Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 12 - Subsequent Events

On February 28, 2013, we issued a Promissory Note in the principal amount of $100,000 to Silverlint International SA. The note was convertible at the rate of $0.01 per share. During July 2013, the holder converted the note into 10,000,000 shares.

On February 28, 2013, we issued a Promissory Note in the principal amount of $100,000 to Chesswood Holdings SA. The note was convertible at the rate of $0.01 per share. During July 2013, the holder converted the note into 10,000,000 shares.

On April 20, 2013, we issued a Promissory Note in the principal amount of $100,000 to Binyomin Gordon. The note was convertible at the rate of $0.01 per share. During July 2013, the holder converted the note into 10,000,000 shares.

On February 15, 2013, the Company issued a 12% promissory note, due in sixty days for $45,000. Additionally, the note holder will be issued 2,500,000 shares of common stock. The note holder has the right to convert at any time, the unpaid principal for $.01 per share. The Note Holder is an existing shareholder of the company.

On February 28, 2013 the Company issued two 12% promissory notes for $100,000 each, due in sixty days, to two independent third parties. Each of the note holders has the right to convert, at any time, the unpaid principal balance for $.01 per share.